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1095 Avenue of the Americas
New York, NY 10036-6797

+1 212 698 3500 Main

+1 212 698 3599 Fax

www.dechert.com

Richard Horowitz

Richard.Horowitz@dechert.com

+1 212 698 3525 Direct

+1 212 698 0452 Fax

May 7, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	TPG Private Markets Fund

File Nos. 333-285869 and 811-24064

Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2

Ladies and Gentlemen:

Our client, TPG Private Markets Fund (the “Fund”), a newly organized closed-end management investment company, has enclosed Pre-Effective Amendment No. 1 to the Fund’s registration statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (“1940 Act”), on Form N-2 (“Registration Statement”). This filing is being made for the purposes of incorporating comments received from the staff of the U.S. Securities and Exchange Commission in connection with the Fund’s Registration Statement.

Certain items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.

Please contact me at (212) 698-3525 with any questions or comments.

Sincerely,

/s/ Richard Horowitz
Richard Horowitz